Organization and nature of operations (Tables)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Company’s Activities

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name of entity	Background	Ownership

Moxian CN Group Limited	Investment holding company	100% owned by Moxian (BVI) Inc
Moxian Group Limited	Investment holding company	100% owned by Moxian CN Group Limited
Moxian (Hong Kong) Limited	Investment holding company	100% owned by Moxian Group Limited
Moxian Technology Services (Shenzhen) Co. Ltd*	Technology Services	100% owned by Moxian (Hong Kong) Limited
Moxian Technology Services (Beijing) Co. Ltd.	Digital Advertising	100% owned by Moxian Technology Services (Shenzhen) Limited
Moxian Malaysia Sdn.Bhd*.	Technology Services	100% owned by Moxian (Hong Kong) Ltd.
Moxian Technology Services (Shanghai) Co. Ltd*.	Technology Services	100% owned by Moxian Technology Services (Shenzhen) Co. Ltd
ABit Hong Kong Limited	Investment Holding	100% owned by Moxian (BVI) Inc
ABit USA Limited	Bitcoin Mining	100% owned by ABit Hong Kong Limited
Beijing BitMarix Co. Ltd.	Inhouse Treasury and Administration	100% owned by ABit Hong Kong Limited

*	Ceased operation by September 30,2018; dormant as of June 30, 2022